SCHEDULE II - Condensed Financial Information Of Registrant Condensed Balance Sheets (Parent Company) (Detail) - USD ($) $ / shares in Units, $ in Millions		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Net federal deferred income taxes		$ 748.0	$ 954.0
Other assets		1,641.0	1,559.0
Total assets		123,039.0	105,745.0
Liabilities and Shareholders' Equity
Dividends payable on common shares		7,972.0	2,695.0
Accounts payable, accrued expenses, and other liabilities		9,318.0	7,651.0
Debt	[1]	6,897.0	6,893.0
Total liabilities		92,716.0	80,154.0
Common shares, $1.00 par value (authorized 900; issued 798, including treasury shares of 212)		586.0	586.0
Paid-in capital		2,307.0	2,145.0
Retained earnings		27,327.0	24,283.0
Total accumulated other comprehensive income (loss)		103.0	(1,423.0)	$ (1,616.0)	$ (2,802.0)
Total shareholders’ equity		30,323.0	25,591.0	$ 20,277.0
Total liabilities and shareholders’ equity		$ 123,039.0	$ 105,745.0
Common Shares, par value (USD per share)		$ 1.00	$ 1.00	$ 1.00
Common Shares, authorized (shares)		900,000,000	900,000,000
Common Shares, issued (shares)		798,000,000	798,000,000
Treasury Stock, Common, Shares		212,000,000	212,000,000
Parent Company
Assets
Investment in affiliate		$ 5.0	$ 5.0
Investment in subsidiaries		31,821.0	28,850.0
Receivable from investment subsidiary		12,524.0	5,812.0
Intercompany receivable		899.0	641.0
Net federal deferred income taxes		90.0	82.0
Other assets		163.0	176.0
Total assets		45,502.0	35,566.0
Liabilities and Shareholders' Equity
Dividends payable on common shares		7,972.0	2,695.0
Accounts payable, accrued expenses, and other liabilities		310.0	387.0
Debt	[2]	6,897.0	6,893.0
Total liabilities		15,179.0	9,975.0
Common shares, $1.00 par value (authorized 900; issued 798, including treasury shares of 212)		586.0	586.0
Paid-in capital		2,307.0	2,145.0
Retained earnings		27,327.0	24,283.0
Total accumulated other comprehensive income (loss)		103.0	(1,423.0)
Total shareholders’ equity		30,323.0	25,591.0
Total liabilities and shareholders’ equity		$ 45,502.0	$ 35,566.0
Common Shares, par value (USD per share)		$ 1.00	$ 1.00
Common Shares, authorized (shares)		900,000,000	900,000,000
Common Shares, issued (shares)		798,000,000	798,000,000
Treasury Stock, Common, Shares		212,000,000	212,000,000

[1]	Consists solely of long-term debt. See Note 4 – Debt for further discussion.
[2]	Consists solely of long-term debt. See Note 4 – Debt in the Annual Report for further discussion.